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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):       [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Locust Wood Capital Advisers, LLC
Address:        1540 Broadway
                Suite 1504
                New York, NY  10036

Form 13F File Number: 28-11558

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Paul Morris
Title:          Chief Financial Officer
Phone:          (212) 354-0193

Signature, Place, and Date of Signing:

        /s/ Paul Morris          New York, NY               May 9, 2011

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   49

Form I3F Information Table Value Total:   $274,509 (thousands)

List of Other Included Managers:

No.             Form 13F File Number            Name

1.              28-11881                        Locust Wood Capital, LP

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE

                       FORM 13F INFORMATION TABLE (1)

COLUMN 1                       COLUMN  2          COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6     COL 7        COLUMN 8

                               TITLE OF                       VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                 CLASS              CUSIP      (X$1000)  PRN AMT  PRN  CALL  DISCRETION   MNGRS  SOLE  SHARED   NONE
ACE LTD                        SHS                H0023R105    4853      75000  SH          SOLE         NONE        75000
ANHEUSER BUSCH INBEV SA/NV     SPONSORED ADR      03524A108    3830      67000  SH          SOLE         NONE        67000
APPLE INC                      COM                037833100    6970      20000  SH          SOLE         NONE        20000
ATLAS ENERGY LP                COM UNITS LP       04930A104    2681     120022  SH          SOLE         NONE       120022
AUTOMATIC DATA PROCESSING IN   COM                053015103    4053      79000  SH          SOLE         NONE        79000
BERKSHIRE HATHAWAY INC DEL     CL B NEW           084670702   10454     125000  SH          SOLE         NONE       125000
BP PLC                         SPONSORED ADR      055622104   11580     262338  SH          SOLE         NONE       262338
CABLEVISION SYS CORP           CL A NY CABLVS     12686C109    2596      75000  SH          SOLE         NONE        75000
CITIGROUP INC                  COM                172967101   13260    3000000  SH          SOLE         NONE      3000000
CITIGROUP INC                  *W EXP 01/04/201   172967226     920    1000000  SH          SOLE         NONE      1000000
CONOCOPHILLIPS                 COM                20825C104    5990      75000  SH          SOLE         NONE        75000
DOMINOS PIZZA INC              COM                25754A201    3594     195000  SH          SOLE         NONE       195000
DOW CHEM CO                    COM                260543103    6002     159000  SH          SOLE         NONE       159000
EL PASO CORP                   COM                28336L109    8550     475000  SH          SOLE         NONE       475000
EXXON MOBIL CORP               COM                30231G102    6562      78000  SH          SOLE         NONE        78000
FORD MTR CO DEL                COM PAR $0.01      345370860    4100     275000  SH          SOLE         NONE       275000
FORD MTR CO DEL                *W EXP 01/01/201   345370134     160      25000  SH          SOLE         NONE        25000
FORTUNE BRANDS INC             COM                349631101    4023      65000  SH          SOLE         NONE        65000
GENERAL GROWTH PPTYS INC NEW   COM                370023103    1204      77803  SH          SOLE         NONE        77803
GOLDMAN SACHS GROUP INC        COM                38141G104    6392      40300  SH          SOLE         NONE        40300
GOOGLE INC                     CL A               38259P508    7335      12500  SH          SOLE         NONE        12500
HOWARD HUGHES CORP             COM                44267D107    7064     100000  SH          SOLE         NONE       100000
IMPERIAL HLDGS INC             COM                452834104    1523     150000  SH          SOLE         NONE       150000
INTERNATIONAL BUSINESS MACHS   COM                459200101   11089      68000  SH          SOLE         NONE        68000
IRON MTN INC                   COM                462846106    1562      50000  SH          SOLE         NONE        50000
ISHARES TR                     FTSE CHINA25 IDX   464287184    3368      75000  SH          SOLE         NONE        75000
ITT CORP NEW                   COM                450911102    4504      75000  SH          SOLE         NONE        75000
JPMORGAN CHASE & CO            COM                46625H100   10557     229000  SH          SOLE         NONE       229000
JPMORGAN CHASE & CO            *W EXP 10/28/201   46634E114    1678     100000  SH          SOLE         NONE       100000
KAPSTONE PAPER & PACKAGING C   COM                48562P103     859      50000  SH          SOLE         NONE        50000
KKR & CO L P DEL               COM UNITS          48248M102    9190     560000  SH          SOLE         NONE       560000
MARATHON OIL CORP              COM                565849106   12261     230000  SH          SOLE         NONE       230000
METLIFE INC                    COM                59156R108   14537     325000  SH          SOLE         NONE       325000
MICROSOFT CORP                 COM                594918104    7820     308000  SH          SOLE         NONE       308000
NEWCASTLE INVT CORP            COM                65105M108    3624     600000  SH          SOLE         NONE       600000
NORTHROP GRUMMAN CORP          COM                666807102    1568      25000  SH          SOLE         NONE        25000
ORACLE CORP                    COM                68389X105    3778     113000  SH          SOLE         NONE       113000
PENNEY J C INC                 COM                708160106    8080     225000  SH          SOLE         NONE       225000
PFIZER INC                     COM                717081103   10155     500000  SH          SOLE         NONE       500000
SMURFIT-STONE CONTAINER CORP   COM                83272A104    5411     140000  SH          SOLE         NONE       140000
SOUTHERN UN CO NEW             COM                844030106    2862     100000  SH          SOLE         NONE       100000
STANLEY BLACK & DECKER INC     COM                854502101    9575     125000  SH          SOLE         NONE       125000
STAR GAS PARTNERS L P          UNIT LTD PARTNR    85512C105    2850     500000  SH          SOLE         NONE       500000
TIME WARNER CABLE INC          COM                88732J207    8204     115000  SH          SOLE         NONE       115000
TRAVELERS COMPANIES INC        COM                89417E109    2974      50000  SH          SOLE         NONE        50000
VODAFONE GROUP PLC NEW         SPONS ADR NEW      92857W209   10638     370000  SH          SOLE         NONE       370000
WELLS FARGO & CO NEW           *W EXP 10/28/201   949746119     565      50000  SH          SOLE         NONE        50000
WEST COAST BANCORP ORE NEW     COM                952145100    1244     358400  SH          SOLE         NONE       358400
WESTERN DIGITAL CORP           COM                958102105    1865      50000  SH          SOLE         NONE        50000


(1) Neither this Form 13F Information Table nor the Form 13F Summary Page includes the managers' holdings of 413,485 common shares of "TETRAGON FINCL GROUP ORD", CUSIP 997515VX6, as of March 31, 2011, the total value of which were $3,142,486, based on a reported closing price of $7.60 per share.